EMPLOYEE BENEFITS - Other retirement and termination benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Retirement and termination benefits
EMPLOYEE BENEFITS
Total obligation	R$ 11,222	R$ 13,290